INCOME TAXES (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation between the provision for income tax computed by applying the statutory PRC enterprise income tax rate and the actual provision of income taxes
Net income (loss) before income tax provision	$ 9,574,137	$ (251,618)	$ 15,042,856
Statutory tax rate in the PRC ( as a percent)	25.00%	25.00%	25.00%
Income tax expenses (benefits) at statutory tax rate in the PRC	2,393,534	(62,905)	3,760,714
Non-deductible expenses	203,250	87,516	(296,707)
Effect of tax holidays and concessions	(209,526)	(388,904)	(5,113,717)
Effect of income tax rate difference in other jurisdictions	1,827,493	1,609,991	1,298,988
Changes in valuation allowance	915,274	76,670	824,264
Income tax expenses	5,130,025	1,322,368	473,542
Changes in provisions for income taxes and net income per share
Decrease in net income per ordinary share-basic (in dollars per share)	$ 0.01	$ (0.01)	$ 0.17
Decrease in net income per ordinary share-diluted (in dollars per share)	$ 0.01	$ (0.01)	$ 0.17
No Tax Holidays In Effect
Changes in provisions for income taxes and net income per share
Changes in income tax expenses	$ 209,526	$ 388,904	$ 5,113,717